Income taxes - Movement of the valuation allowance (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)
Income taxes
Balance at the beginning of the year	¥ 113,394,230	$ 16,440,618	¥ 14,010,030
Addition	101,490,352	14,714,718	99,384,200
Balance at the end of the year	214,884,582	31,155,336	113,394,230	$ 16,440,618
Operating loss carryforwards	45,784,681		43,644,917		$ 6,638,155
Operating loss carry forwards from subsidiaries	207,062,455		221,205,324		32,071,757
Tax benefit on operating loss carry forwards	805,389		25,408,164		116,770
Tax benefits utilised amount	3,927,259		196,077,136		569,399
Deferred tax expense	¥ 64,339,165	$ 9,328,302	¥ 103,563,700
Withholding tax rate on dividends (as a percent)	10.00%	10.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings above the threshold percentage (as a percent)	5.00%	5.00%
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Withholding tax rate on dividends if investors qualifies as beneficial owner with holdings below the threshold percentage (as a percent)	10.00%	10.00%
Cumulative profits	¥ 3,070,106,819				445,123,647
Unrecognized deferred tax liabilities	¥ 307,010,682				$ 44,512,365
Unrecognized deferred tax liabilities, tax rate	10.00%				10.00%
Tax effects of distribution of VIE's earnings	¥ 0		¥ 0
Subsidiaries and VIEs and subsidiaries of the VIEs
Income taxes
Threshold beneficial owner percentage determining withholding income tax rate (as a percent)	50.00%	50.00%